Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of other components of equity [line items]
Other components of equity	¥ (105,422)	$ (14,879)	¥ (110,946)
Foreign currency translation reserve [member]
Disclosure of other components of equity [line items]
Other components of equity	(36,091)	(5,094)	(39,215)
Performance shares reserves [member]
Disclosure of other components of equity [line items]
Other components of equity	19,758	2,789	19,758
Premium paid for acquisition of non-controlling interests [member]
Disclosure of other components of equity [line items]
Other components of equity	(11,472)	(1,619)	(11,541)
Fair value reserve of financial assets at FVOCI
Disclosure of other components of equity [line items]
Other components of equity	¥ (77,617)	$ (10,955)	¥ (79,948)